                       SUPPLEMENT DATED DECEMBER 1, 2003
                                    TO THE
                                 PROSPECTUSES
                                    OF THE
                             FUNDS INDICATED BELOW

  The following text supplements the section entitled "Management" in each of the currently effective Prospectuses for each of the Funds listed below.

Recent Developments

  The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

  The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

  CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

  CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

                               -----------------


             SMITH BARNEY CONNECTICUT MONEY
               MARKET PORTFOLIO                  December 31, 2002
                    Class A and Y Shares

             SB ADJUSTABLE RATE INCOME FUND      September 26, 2003
                    Smith Barney Shares

             SMITH BARNEY AGGRESSIVE GROWTH      December 30, 2002
               FUND INC.

             SMITH BARNEY ALLOCATION SERIES INC. May 30, 2003
                BALANCED PORTFOLIO
                CONSERVATIVE PORTFOLIO
                GLOBAL PORTFOLIO
                GROWTH PORTFOLIO
                HIGH GROWTH PORTFOLIO
                INCOME PORTFOLIO

             SMITH BARNEY APPRECIATION FUND INC. April 30, 2003
             SMITH BARNEY ARIZONA MUNICIPALS     September 26, 2003
               FUND INC.
             SMITH BARNEY CALIFORNIA MUNICIPALS  June 27, 2003
               FUND INC.

             SMITH BARNEY EQUITY FUNDS           May 31, 2003
                SMITH BARNEY SOCIAL AWARENESS
                  FUND


            SMITH BARNEY FUNDAMENTAL VALUE        January 28, 2003
              FUND INC.

            SMITH BARNEY FUNDS, INC.
               SMITH BARNEY LARGE CAP VALUE FUND  April 30, 2003
               SMITH BARNEY SHORT-TERM HIGH       April 30, 2003
                 GRADE BOND FUND
               U.S. GOVERNMENT SECURITIES FUND    April 30, 2003

            SMITH BARNEY INSTITUTIONAL CASH       September 29, 2003
              MANAGEMENT FUND INC.
               CASH PORTFOLIO
               GOVERNMENT PORTFOLIO
               MUNICIPAL PORTFOLIO

            SMITH BARNEY INVESTMENT FUNDS INC.
               SMITH BARNEY GOVERNMENT            April 30, 2003
                 SECURITIES FUND
               SMITH BARNEY GROUP SPECTRUM FUND   January 28, 2003
               SMITH BARNEY HANSBERGER GLOBAL     August 28, 2003
                 VALUE FUND
               SMITH BARNEY INVESTMENT GRADE      April 30, 200
                 BOND FUND
               SMITH BARNEY PREMIER SELECTIONS    August 28, 2003
                 ALL CAP GROWTH FUND
               SMITH BARNEY PREMIER SELECTIONS    August 28, 2003
                 GLOBAL GROWTH FUND
               SMITH BARNEY PREMIER SELECTIONS    August 28, 2003
                 LARGE CAP FUND
               SMITH BARNEY SMALL CAP VALUE FUND  January 28, 2003
               SMITH BARNEY SMALL CAP GROWTH      January 28, 2003
                 FUND

            SMITH BARNEY INVESTMENT SERIES        February 28, 2003
               SB GROWTH AND INCOME FUND
                   Smith Barney Shares
               SMITH BARNEY INTERNATIONAL FUND
               SMITH BARNEY LARGE CAP CORE FUND


            SMITH BARNEY INVESTMENT TRUST
               SMITH BARNEY INTERMEDIATE          March 28, 2003
                 MATURITY CALIFORNIA MUNICIPALS
                 FUND
               SMITH BARNEY INTERMEDIATE          March 28, 2003
                 MATURITY NEW YORK MUNICIPALS
                 FUND
               SMITH BARNEY LARGE CAPITALIZATION  March 28, 2003
                 GROWTH FUND
               SMITH BARNEY MID CAP CORE FUND     March 28, 2003
               SMITH BARNEY CLASSIC VALUES FUND   February 10, 2003

            SMITH BARNEY MANAGED MUNICIPALS       June 27, 2003
              FUND INC.
            SMITH BARNEY MASSACHUSETTS            March 28, 2003
              MUNICIPALS FUND
            SMITH BARNEY MONEY FUNDS, INC.        April 30, 2003

            SMITH BARNEY MUNI FUNDS
               CALIFORNIA MONEY MARKET            July 29, 2003
                 PORTFOLIO
               FLORIDA PORTFOLIO                  July 29, 2003
               GEORGIA PORTFOLIO                  July 29, 2003
               LIMITED TERM PORTFOLIO             July 29, 2003
               MASSACHUSETTS MONEY MARKET         July 29, 2003
                 PORTFOLIO
               NATIONAL PORTFOLIO                 July 29, 2003
               NEW YORK MONEY MARKET PORTFOLIO    July 29, 2003
               NEW YORK PORTFOLIO                 July 29, 2003
               PENNSYLVANIA PORTFOLIO             July 29, 2003

            SMITH BARNEY MUNICIPAL MONEY MARKET   July 29, 2003
              FUND, INC.

            SMITH BARNEY NEW JERSEY MUNICIPALS    July 29, 2003
              FUND, INC.
            SMITH BARNEY OREGON MUNICIPALS FUND   August 28, 2003


            SMITH BARNEY PRINCIPAL RETURN FUND
               SECURITY AND GROWTH FUND            March 31, 2003

            SMITH BARNEY SECTOR SERIES FUND INC.   February 28, 2003
               SMITH BARNEY FINANCIAL SERVICES
                 FUND
               SMITH BARNEY HEALTH SCIENCES FUND
               SMITH BARNEY TECHNOLOGY FUND

            SMITH BARNEY SMALL CAP CORE FUND, INC. April 30, 2003

            SMITH BARNEY TELECOMMUNICATIONS
              TRUST
               SMITH BARNEY TELECOMMUNICATIONS
                 INCOME FUND                       April 30, 2003

            SMITH BARNEY TRUST II
               SMITH BARNEY DIVERSIFIED LARGE CAP  February 28, 2003
                 GROWTH FUND
               SMITH BARNEY INTERNATIONAL LARGE    April 30, 2003
                 CAP FUND
               SMITH BARNEY SMALL CAP GROWTH       February 28, 2003
                 OPPORTUNITIES FUND
               SMITH BARNEY CAPITAL PRESERVATION   February 28, 2003
                 FUND
               SMITH BARNEY CAPITAL PRESERVATION   February 28, 2003
                 FUND II
               SMITH BARNEY SHORT DURATION         March 3, 2003
                 MUNICIPAL INCOME FUND

            SMITH BARNEY WORLD FUNDS, INC.         February 28, 2003
               GLOBAL GOVERNMENT BOND
                 PORTFOLIO
               INTERNATIONAL ALL CAP GROWTH
                 PORTFOLIO

FD 02873